Investments in associates and joint venture (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Investments in associates and joint ventures
Joint venture (d)	$ 2,486	$ 2,497
Investment In Associates And Joint Ventures	$ 1,520,977	$ 1,422,295	$ 1,488,775
Sociedads Minera Cerro Verde S.A.A.
Investments in associates and joint ventures
Proportion of ownership interest in associate	19.58%	19.58%
Compania Minera Coimolache S.A.
Investments in associates and joint ventures
Proportion of ownership interest in associate	40.10%	40.10%
Investment in associates	$ 98,388	$ 101,683
Tinka resources Ltd
Investments in associates and joint ventures
Proportion of ownership interest in associate	19.32%	19.30%
Investment in associates	$ 10,678	$ 11,573
Other minor investments [Member]
Investments in associates and joint ventures
Investment in associates	1,165	1,165
Associates
Investments in associates and joint ventures
Investment in associates	1,517,326	1,418,633
Associates | Sociedads Minera Cerro Verde S.A.A.
Investments in associates and joint ventures
Investment in associates	1,408,260	1,305,377
Associates | Compania Minera Coimolache S.A.
Investments in associates and joint ventures
Investment in associates	98,388	101,683
Associates | Tinka resources Ltd
Investments in associates and joint ventures
Investment in associates	$ 10,678
Associates | Investment In Associates Excluding Minor Investments [Member]
Investments in associates and joint ventures
Investment in associates		$ 11,573